Cover	Nov. 01, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 7, 2022, Takung Art Co., Ltd., a Delaware Corporation (the “Company”), filed a Current Report on Form 8-K (the “Original 8-K”) with the U.S. Securities and Exchange Commission (the “SEC”) to report under “Item 1.01 Entry into a Material Definitive Agreement”, the entry into a Share Purchase Agreement (“Disposition SPA”) by and among the Company, Hong Kong Takung Art Company Limited (“Hong Kong Takung”), Hong Kong MQ Group Limited (“Hong Kong MQ”, together with Hong Kong Takung, the “Targets”), the Company’s wholly owned subsidiaries, and Fecundity Capital Investment Co., Ltd. (the “Purchaser”). This Current Report on Form 8-K/A (this “8-K/A”) is being filed as an amendment to the Original 8-K for the sole purposes of amending the clerical error in the purchase price for the sale of the shares of the Targets under the Disposition SPA from $1,000,000 to $1,500,000 and furnishing the Amendment to the Share Purchase Agreement as an exhibit. Except as otherwise specified in this 8-K/A, the Original 8-K shall remain unchanged in all material respects. Capitalized terms used but not otherwise defined herein have the respective meanings ascribed to them in the Original 8-K.
Document Period End Date	Nov. 01, 2022
Entity File Number	001-38036
Entity Registrant Name	TAKUNG ART CO., LTD
Entity Central Index Key	0001491487
Entity Tax Identification Number	26-4731758
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Office Q 11th Floor
Entity Address, Address Line Two	Kings Wing Plaza 2
Entity Address, Address Line Three	No. 1 Kwan Street
Entity Address, City or Town	Sha Tin
Entity Address, Country	HK
City Area Code	86
Local Phone Number	13020144962
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TKAT
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false